Reinsurance (Tables)	12 Months Ended
Dec. 31, 2021
Reinsurance Disclosures [Abstract]
Schedule of Reinsurance Recoverables	The following table provides details of the reinsurance recoverables balance as of the dates indicated:

	2021	2020
Ceded future policyholder benefits and expense	$333.0	$328.7
Ceded unearned premium	2.2	2.3
Ceded claims and benefits payable	100.2	92.7
Ceded paid losses	0.3	(0.1)
Total	$435.7	$423.6

Schedule of Reinsurance Recoverable	The following table provides the reinsurance recoverable as of December 31, 2021 grouped by A.M. Best financial strength ratings:

A.M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$328.2	$2.2	$100.3	$0.3	$431.0
B++ or B+	5.0	—	—	—	5.0
Not Rated	—	—	—	—	—
Total	333.2	2.2	100.3	0.3	436.0
Less: Allowance	(0.2)	—	(0.1)	—	(0.3)
Total Reinsurance recoverable	$333.0	$2.2	$100.2	$0.3	$435.7
The following table presents the reinsurance recoverable from John Hancock, Sun Life, Talcott Resolution, and other reinsurers as of December 31, 2021 and 2020.

	Years Ended December 31,
Reinsurer	2021	2020
John Hancock	$410.2	$394.0
Sun Life	20.1	23.3
Talcott Resolution	5.0	5.3
Other reinsurers	0.4	1.0
Total	$435.7	$423.6

Schedule of Effect of Reinsurance on Premiums Earned and Benefits Incurred
The effect of reinsurance on premiums earned and benefits incurred was as follows for the period indicated:

	Years Ended December 31,
	2021			2020			2019
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$8.1	$0.6	$8.7	$7.7	$2.0	$9.7	$8.0	$12.2	$20.2
Premiums ceded	(8.1)	(0.1)	(8.2)	(7.7)	(1.4)	(9.1)	(8.0)	(11.5)	(19.5)
Net earned premiums	$—	$0.5	$0.5	$—	$0.6	$0.6	$—	$0.7	$0.7
Direct policyholder benefits	$35.3	$0.5	$35.8	$26.5	$2.8	$29.3	$56.8	$8.3	$65.1
Policyholder benefits ceded	(35.3)	(0.3)	(35.6)	(26.5)	(2.4)	(28.9)	(56.8)	(8.0)	(64.8)
Net policyholder benefits	$—	$0.2	$0.2	$—	$0.4	$0.4	$—	$0.3	$0.3